UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12/31/02

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Offit Hall Capital Management LLC
Address:	One Maritime Plaza, Suite 500
		San Francisco, CA  94111

Form 13F File Number:	28-7014

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William J. Powers
Title:	Chief Financial Officer
Phone:	415-288-0544

Signature, Place and Date of Signing:

William J. Powers		San Francisco, CA   	February 3, 2003
	[Signature]		  [City, State]		   [Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			    -0-

Form 13F Information Table Entry Total:			6

Form 13F Information Table Value Total:		$167,053,804


List of Other Included Managers:

NONE

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

NAME OF ISSUER			TITLE OF		CUSIP		VALUE		SHARES		INV.	OTHER		AUTH
					CLASS					X1000				DISC	MGR		SOLE	SHARED  NONE

GAP INC.				COM			364760108	156,781,100	10,101,875	SOLE	N/A		SOLE
GARTNER GROUP INC.			CLASS A COM		366651107	  9,200,000	 1,000,000	SOLE	N/A		SOLE
MATTEL INC				COM			577081102	    478,750	    25,000	SOLE	N/A		SOLE
STARMEDIA NETWORK INC.		COM			855546107	    ---	     3,010	SOLE	N/A		SOLE
WESTERN WIRELESS CORP.		CLASS A COM		95988E204	     70,824	    23,363	SOLE	N/A		SOLE
WPP GROUP PLC				ADR			929309300	    523,130	    35,403	SOLE	N/A		SOLE




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